Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2019
Disclosure Of Changes In Accounting Estimates [Abstract]
Changes in Accounting Policies and Disclosures

3. Changes in Accounting Policies and Disclosures

New and amended standards adopted by the Company

The Group has applied the following standards and amendments for the first time for the annual reporting period commencing January 1, 2019.

Enactment of IFRS 16 Leases

The Group applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings at January 1, 2019 (date of initial application). Accordingly, the comparative information presented for 2018 is not restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to comparative information.

(i) Definition of a lease

Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determining whether an Arrangement contains a Lease. The Group now assesses whether a contract is or contains a lease based on the definition of a lease under IFRS 16.

On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.

(ii) As a lessee

As a lessee, the Group leases many assets including offices and equipment. The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognizes right-of-use assets and lease liabilities for most of these leases – i.e. these leases are on-balance sheet.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price.

However, for leases of property, the Group has elected not to separate non-lease components and account for the lease and associated non-lease components as a single lease component.

Previously, the Group classified property leases as operating leases under IAS 17. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group:

•	did not recognise right-of-use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application;
•	did not recognise right-of-use assets and liabilities for leases of low value assets;
•	excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application; and
•	used hindsight when determining the lease term.

(iii) Impact on financial statements

On transition to IFRS 16, the Group recognised additional right-of-use assets and additional lease liabilities. Additionally, the impact on transition is summarized below.

	January 1, 2019
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	~~W~~	2,752
Vehicles		53
Computer and other equipment		1,648
Total	~~W~~	4,453
Lease liabilities(*2)
Current		1,672
Non-current		2,729
Total	~~W~~	4,401

(*1)	Right-of-use assets are included in ‘Property and equipment’ in the consolidated statement of financial position.
(*2)	Lease liabilities are included in ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.

On the adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IFRS 17. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The lessee’s weighted average incremental borrowing rate applied to lease liabilities on January 1, 2019 is 6.59%.

	January 1, 2019
	(In millions of Korean won)
Operating lease commitments disclosed as at December 31, 2018	~~W~~	5,137
Discounted using the lessee’s incremental borrowing rate of at the date of initial application		(472)
Exemptions on low-value leases		(5)
Exemptions on short-term leases		(737)
Adjustments on evaluation of extension and termination options under IFRS 16		478
Lease liability recognized as at January 1, 2019	~~W~~	4,401

Current lease liabilities	~~W~~	1,672
Non-current lease liabilities		2,729
	~~W~~	4,401

Amendments to IFRS 9 Financial Instruments – Prepayment Features with Negative Compensation

Amendments made to IFRS 9 Financial Instruments enable entities to measure certain financial assets containing prepayment features with negative compensation at amortized cost. The amendments also clarified that when a modification of a financial liability measured at amortized cost does not result in the derecognition, a modification gain or loss is recognized in profit or loss. The amendments did not have a significant impact on the

Consolidated financial statements.

Amendments to IAS 28 Investments in Associates and Joint Ventures – Long-term Interests in Associates and Joint Ventures

The amendments clarifies that an entity applies IFRS 9 to financial instruments in an associate or joint venture to which the equity method is not applied. These include impairment of long-term interests that, in substance, form part of the entity’s net investment in an associate or joint venture for which IFRS 9 should take precedence.

The amendment does not have a significant impact on the consolidated financial statements.

Enactment of IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

IFRIC Interpretation 23 clarifies how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment, and includes guidance on how to determine whether each uncertain tax treatment is considered separately or together. It also presents examples of circumstances where a judgement or estimate is required to be reassessed. The adoption of IFRIC Interpretation 23 did not have a significant impact on the consolidated financial statements.

Annual Improvements

(i) Amendments to IFRS 11 Joint Agreements

The amendments clarify that when a party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business. In such cases, previously held interests in the joint operation are not remeasured. The amendments did not have a significant impact on the consolidated financial statements.

(ii) Amendments to Paragraph 57A of IAS 12 Income Tax

The amendment is applied to all the income tax consequences of dividends and requires an entity to recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events. The amendment did not have a significant impact on the consolidated financial statements.

(iii) Amendment to IAS 23 Borrowing Costs

The amendments clarify that if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use (or sale), it becomes part of general borrowings. The amendment did not have a significant impact on the consolidated financial statements.